UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $477,907 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101    10549   550000 SH       SOLE                   550000
APPLE INC                      COM              037833100    22789   160000 SH       SOLE                   160000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    11743   605000 SH       SOLE                   605000
CBS CORP NEW                   CL B             124857202     8996  1300000 SH       SOLE                  1300000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     5399   274200 SH       SOLE                   274200
COINSTAR INC                   COM              19259P300     9163   343200 SH       SOLE                   343200
CTRIP COM INTL LTD             ADR              22943F100    17409   376000 SH       SOLE                   376000
DISH NETWORK CORP              CL A             25470M109    19183  1183400 SH       SOLE                  1183400
DOLAN MEDIA CO                 COM              25659P402    17683  1382546 SH       SOLE                  1382546
EBAY INC                       COM              278642103    13704   800000 SH       SOLE                   800000
ELECTRONIC ARTS INC            COM              285512109    10317   475000 SH       SOLE                   475000
EXPEDIA INC DEL                COM              30212P105    16568  1096500 SH       SOLE                  1096500
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    11978  3979300 SH       SOLE                  3979300
INFORMATION SERVICES GROUP I   COM              45675Y104    13829  4594300 SH       SOLE                  4594300
INTERPUBLIC GROUP COS INC      COM              460690100    13226  2619000 SH       SOLE                  2619000
LAMAR ADVERTISING CO           CL A             512815101    20385  1335000 SH       SOLE                  1335000
LAS VEGAS SANDS CORP           COM              517834107    16506  2100000 SH       SOLE                  2100000
LEAP WIRELESS INTL INC         COM NEW          521863308    13666   415000 SH       SOLE                   415000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3005  1990000 SH       SOLE                  1990000
LIONS GATE ENTMNT CORP         COM NEW          535919203     2706   483300 SH       SOLE                   483300
MELCO CROWN ENTMT LTD          ADR              585464100    13502  3000500 SH       SOLE                  3000500
MGM MIRAGE                     COM              552953101     9585  1500000 SH       SOLE                  1500000
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    19691   350000 SH       SOLE                   350000
MOVE INC COM                   COM              62458M108    29936 13859472 SH       SOLE                 13859472
NETEASE COM INC                SPONSORED ADR    64110W102    17590   500000 SH       SOLE                   500000
NETFLIX INC                    COM              64110L106    10748   260000 SH       SOLE                   260000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    11770  1000000 SH       SOLE                  1000000
PALM INC NEW                   COM              696643105    16580  1000000 SH       SOLE                  1000000
PINNACLE ENTMT INC             COM              723456109     9540  1026900 SH       SOLE                  1026900
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    13202   975000 SH       SOLE                   975000
SAPIENT CORP                   COM              803062108    13980  2222500 SH       SOLE                  2222500
SINA CORP                      ORD              G81477104     9357   317400 SH       SOLE                   317400
TELEPHONE & DATA SYS INC       COM              879433100     6206   219300 SH       SOLE                   219300
TW TELECOM INC                 COM              87311L104    10256   997700 SH       SOLE                   997700
UNITED STATES CELLULAR CORP    COM              911684108     5079   132100 SH       SOLE                   132100
YAHOO INC                      COM              984332106    22081  1410000 SH       SOLE                  1410000